Assets held for sale and discontinued operations - Schedule of assets and liabilities classified as held for sale (Details) - GBP (£) £ in Millions	Sep. 30, 2024	Mar. 31, 2024
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	£ 3,731	£ 1,823
Total liabilities held for sale	(1,309)	(1,474)
Assets and liabilities classified as held for sale
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	3,731	1,823
Total liabilities held for sale	(1,309)	(1,474)
Net assets (liabilities) classified as held for sale	2,422	349
Assets and liabilities classified as held for sale | National Grid Renewables
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	1,146	0
Total liabilities held for sale	(10)	0
Net assets (liabilities) classified as held for sale	1,136	0
Assets and liabilities classified as held for sale | Grain LNG
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	1,036	0
Total liabilities held for sale	(307)	0
Net assets (liabilities) classified as held for sale	729	0
Assets and liabilities classified as held for sale | UK Electricity System Operator
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	1,549	1,134
Total liabilities held for sale	(992)	(1,427)
Net assets (liabilities) classified as held for sale	557	(293)
Assets and liabilities classified as held for sale | RAA
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	0	0
Total liabilities held for sale	0	(47)
Net assets (liabilities) classified as held for sale	0	(47)
Assets and liabilities classified as held for sale | GasT TopCo Limited
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	0	689
Total liabilities held for sale	0	0
Net assets (liabilities) classified as held for sale	£ 0	£ 689